Stock Appreciation Rights - Additional Information (Detail) shares in Thousands, ¥ in Millions			12 Months Ended
	Aug. 21, 2006 $ / shares shares	Jan. 05, 2006 $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)
Disclosure of defined benefit plans [Line Items]
Number of stock appreciation rights awarded | shares	53,220	4,050
Exercise price of awards | $ / shares	$ 6.83	$ 5.33
Stock appreciation right exercise period			5 years
Stock appreciation right, shares outstanding | shares			55,010	55,010
Stock appreciation right, shares exercisable | shares			55,010	55,010
Stock appreciation right, intrinsic value			¥ 820	¥ 641
Gain (loss) on net fair value through profit or loss			(179)	191	¥ 180
Salary and staff welfare payable included under other liabilities for the units not exercised			820	641
Salary and staff welfare payable included under other liabilities for the units exercised but not paid			¥ 13	¥ 13
Bottom of range [member]
Disclosure of defined benefit plans [Line Items]
Stock appreciation rights, expected volatility			20.00%
Stock appreciation rights, risk free interest rate			0.51%
Top of range [member]
Disclosure of defined benefit plans [Line Items]
Stock appreciation rights, expected volatility			32.00%
Stock appreciation rights, expected dividend yield			3.00%
Stock appreciation rights, risk free interest rate			1.02%